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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      2/11/00
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 19
                                            ---------------------------
Form 13F Information Table Value Total:     $        128,720
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------

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                                                                                                Item 6: Investment Discretion
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Item 1:                   Item 2:    Item 3:  CUSIP       Item 4: Fair        Item 5:  Shares            (b) Shared-    (c) Shared-
Name of Issuer            Title of   Number               Market Value        or Principal               As Defined in  Other
                          Class                                               Amount            (a) Sole Instr. V
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
Ascent Com                COM         43628106             1,627,000          128,208           128,208
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Bethlehem Steel           COM         87509105             13,819,000         1,650,000         1,650,000
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Comsat Corp.              COM SER 1   20564D107            1,506,000          75,788            75,788
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Florsheim Shoe Co.        COM         343302105            42,000             15,000            15,000
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Genesis Worldwide         COM         37184G104            112,000            35,000            35,000
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Great Atlantic & Pac.     COM         390064103            1,394,000          50,000            50,000
Tea Inc.
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Ladd Furniture Inc.       COM         505739201            988,000            50,000            50,000
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LTX Corp.                 COM         502392103            5,728,000          256,000           256,000
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COLUMN TOTALS (Page)                                       25,216,000
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Table continued...

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                                            Item 8: Voting Authority (Shares)
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Item 1:                    Item 7:
Name of Issuer             Managers See
                           Instr. V        (a) Sole           (b) Shared       (c) None
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
Ascent Com                                 128,208
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Bethlehem Steel                            1,650,000
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Comsat Corp.                               75,788
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Florsheim Shoe Co.                         15,000
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Genesis Worldwide                          35,000
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Great Atlantic & Pac.                      50,000
Tea Inc.
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Ladd Furniture Inc.                        50,000
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LTX Corp.                                  256,000
--------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)
--------------------------------------------------------------------------------------------------

                                    FORM 13F

Page 2 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------

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                                                                                                Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                   Item 2:    Item 3:  CUSIP       Item 4: Fair        Item 5:  Shares            (b) Shared-    (c) Shared-
Name of Issuer            Title of   Number               Market Value        or Principal               As Defined in  Other
                          Class                                               Amount            (a) Sole Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                   COM           62886E108          22,725,000           600,000           600,000
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp             COM           649080504          740,000              160,000           160,000
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Ogden Corp.                 COM           676346109          14,325,000           1,200,000         1,200,000
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Primesource Corp.           COM           741593107          356,000              75,000            75,000
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Ryerson Tull                COM           783755101          5,841,000            300,484           300,484
                            CLA
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Scitex Ltd.                 ORD           809090103          1,456,000            100,000           100,000
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Sports Authority            COM           849176102          250,000              125,000           125,000
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Sunglass Hut                COM           86736F106          14,625,000           1,300,000         1,300,000
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Tenneco Automotive          COM           880349105          969,000              104,000           104,000
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Unisys Corp                 COM           909214108          26,467,000           828,700           828,700
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Venator Group, Inc.         COM           922944103          15,750,000           2,250,000         2,250,000
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COLUMN TOTALS (Page)                                         103,504,000
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AGGREGATE COLUMN TOTALS                                      128,720,000
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Table continued...

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                                            Item 8: Voting Authority (Shares)
---------------------------------------------------------------------------------------------------
Item 1:                    Item 7:
Name of Issuer             Managers See
                           Instr. V        (a) Sole           (b) Shared       (c) None
---------------------------------------------------------------------------------------------------
NCR Corp.                                  600,000
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New Valley Corp                            160,000
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Ogden Corp.                                1,200,000
---------------------------------------------------------------------------------------------------
Primesource Corp.                          75,000
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Ryerson Tull                               300,484

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Scitex Ltd.                                100,000
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Sports Authority                           125,000
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Sunglass Hut                               1,300,000
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Tenneco Automotive                         104,000
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Unisys Corp                                828,700
---------------------------------------------------------------------------------------------------
Venator Group, Inc.                        2,250,000
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COLUMN TOTALS (Page)
---------------------------------------------------------------------------------------------------
AGGREGATE COLUMN TOTALS
---------------------------------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT


                                    FORM 13F

Page 3 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------

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                                                                                                     Item 6: Investment Discretion
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Item 1:                   Item 2: Title  Item 3:  CUSIP    Item 4: Fair        Item 5:  Shares or              (b)         (c)
Name of Issuer            of Class       Number            Market Value        Principal Amount                Shared- As  Shared-
                                                                                                     (a) Sole  Defined in  Other
                                                                                                               Instr. V
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

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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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Table continued...

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                                      Item 8: Voting Authority (Shares)
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Item 1:                Item 7: Mana-
Name of Issuer         gers  See
                       Instr. V       (a) Sole          (b) Shared    (c) None

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

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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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

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